Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% Shares Fair Value
Argentina — 2.15%
Consumer Discretionary — 2.15%
MercadoLibre, Inc.
(a)
3 $ 3,717
Total   Argentina 3,717
Australia — 2.39%
Health Care — 1.15%
CSL Ltd. 10 1,993
Technology — 1.24%
XERO LTD
(a)
30 2,145
Total   Australia 4,138
Canada — 1.12%
Technology — 1.12%
Shopify, Inc., Class A
(a)
34 1,944
Total   Canada 1,944
China — 5.29%
Communications — 1.87%
NetEase, Inc. - ADR 19 1,617
Tencent Holdings Ltd. - ADR 41 1,620
3,237
Consumer Discretionary — 2.98%
Alibaba Group Holding Ltd. - ADR
(a)
19 1,511
Geely Automobile Holdings Ltd. 800 931
Haier Smart Home Co. Ltd., H Shares 350 1,003
JD.com, Inc. - ADR 26 848
Meituan - ADR
(a)
31 867
5,160
Health Care — 0.44%
WuXi Biologics Cayman Inc.
(a)
150 767
Total   China 9,164
Denmark — 4.47%
Energy — 1.23%
Vestas Wind Systems A/S
(a)
75 2,135
Health Care — 3.24%
Coloplast A/S - ADR 51 644

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% - continued Shares Fair Value
Denmark — 4.47% - continued
Health Care — 3.24% - continued
Novo Nordisk A/S, Class B 31 $ 4,966
5,610
Total   Denmark 7,745
France — 16.59%
Consumer Discretionary — 5.70%
Cia Generale de Establissements Michelin SCA 58 1,646
Hermes International SA 3 6,098
Kering SA 4 2,131
9,875
Consumer Staples — 1.73%
L'Oreal SA 7 2,985
Financials — 1.99%
BNP Paribas SA 25 1,443
Credit Agricole SA 116 1,326
Societe Generale SA 29 670
3,439
Health Care — 1.17%
Sanofi 20 2,028
Industrials — 1.67%
Aeroports de Paris
(a)
14 2,126
Vinci SA - ADR 27 768
2,894
Materials — 2.08%
Cie de Saint-Gobain 65 3,598
Technology — 2.25%
Dassault Systems SE 70 3,076
Teleperformance 3 449
Worldline SA/France
(a)
10 388
3,913
Total   France 28,732
Germany — 7.70%
Consumer Staples — 1.54%
Beiersdorf AG 21 2,674
Financials — 1.60%
Deutsche Boerse AG 16 2,762
Industrials — 3.88%
Deutsche Post AG 73 3,281
Siemens AG 21 3,441
6,722

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% - continued Shares Fair Value
Germany — 7.70% - continued
Technology — 0.68%
SAP SE 9 $ 1,175
Total   Germany 13,333
Hong Kong — 0.62%
Consumer Staples — 0.62%
China Mengniu Dairy Co. Ltd.
(a)
275 1,068
Total   Hong Kong 1,068
India — 2.53%
Financials — 1.57%
HDFC Bank Ltd. - ADR 42 2,704
Technology — 0.96%
Infosys Ltd. - ADR 104 1,660
Total   India 4,364
Indonesia — 1.94%
Financials — 1.94%
Bank Rakyat Indonesia Persero Tbk PT - ADR 188 3,372
Total   Indonesia 3,372
Israel — 1.24%
Technology — 1.24%
NICE-Systems Ltd. - ADR
(a)
6 1,236
Wix.com Ltd.
(a)
12 915
2,151
Total   Israel 2,151
Italy — 1.49%
Energy — 1.05%
Eni SpA 137 1,823
Financials — 0.44%
Intesa Sanpaolo SpA 329 758
Total   Italy 2,581
Japan — 11.24%
Communications — 0.79%
M3, Inc. 61 1,361
Health Care — 2.07%
Eisai Co Ltd - ADR 56 886
Hoya Corp. - ADR 14 1,749

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% - continued Shares Fair Value
Japan — 11.24% - continued
Health Care — 2.07% - continued
Terumo Corp. - ADR 31 $ 941
3,576
Industrials — 7.72%
Daifuku Co. Ltd. - ADR 80 806
FANUC Corp. - ADR 116 1,978
Keyence Corp. 14 6,811
Kubota Corp. 100 1,383
Recruit Holdings Co. Ltd. - ADR 390 2,379
13,357
Technology — 0.66%
OBIC Co. Ltd. 7 1,135
Total   Japan 19,429
Korea (Republic of) — 5.26%
Communications — 0.78%
NAVER Corp. 9 1,358
Financials — 1.20%
KB Financial Group, Inc. 57 2,070
Technology — 3.28%
Samsung Electronics Co. Ltd. 105 5,671
Total   Korea (Republic of) 9,099
Netherlands — 11.66%
Consumer Discretionary — 0.94%
Stellantis NV 107 1,622
Financials — 0.72%
ING Groep NV 102 1,254
Technology — 10.00%
Adyen NV
(a)
1 1,632
ASML Holding NV 12 8,612
NXP Semiconductors NV 28 5,015

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% - continued Shares Fair Value
Netherlands — 11.66% - continued
Technology — 10.00% - continued
Wolters Kluwer NV 18 $ 2,055
17,314
Total   Netherlands 20,190
Norway — 1.12%
Energy — 1.12%
Equinor ASA 76 1,942
Total   Norway 1,942
Spain — 3.20%
Consumer Discretionary — 1.15%
Industria de Diseno Textil SA 60 2,007
Energy — 1.66%
Repsol SA 211 2,861
Financials — 0.39%
Banco Santander SA 209 680
Total   Spain 5,548
Sweden — 0.97%
Consumer Discretionary — 0.97%
H&M Hennes & Mauritz AB, Class B 134 1,672
Total   Sweden 1,672
Switzerland — 1.54%
Industrials — 1.54%
ABB Ltd. 73 2,671
Total   Switzerland 2,671
Taiwan Province of China — 5.01%
Technology — 5.01%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 88 8,676
Total   Taiwan Province of China 8,676
United Kingdom — 17.13%
Communications — 0.76%
WPP PLC 124 1,317
Consumer Discretionary — 0.96%
Next PLC 21 1,657
Consumer Staples — 3.22%
Coca-Cola European Partners PLC 57 3,556

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 104.66% - continued Shares Fair Value
United Kingdom — 17.13% - continued
Consumer Staples — 3.22% - continued
Reckitt Benckiser Group PLC 26 $ 2,020
5,576
Energy — 1.38%
BP PLC 425 2,396
Financials — 1.28%
Barclays PLC 785 1,478
London Stock Exchange Group PLC 7 744
2,222
Health Care — 2.26%
AstraZeneca PLC 27 3,915
Materials — 5.17%
Anglo American PLC 99 2,738
Antofagasta PLC 216 3,593
Rio Tinto PLC 44 2,617
8,948
Technology — 2.10%
Experian PLC 103 3,627
Total   United Kingdom 29,658
Total Common Stocks  (Cost $165,762) 181,194
MONEY MARKET FUNDS — 8.96%
First American Government Obligations Fund, Class X, 4.97%
(b)
15,518 15,518
Total Money Market Funds (Cost $15,518) 15,518
Total Investments — 113.62% (Cost $181,280) 196,712
Liabilities in Excess of Other Assets — (13.62)% (23,580)
NET ASSETS — 100.00% $ 173,132
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.
ADR - American Depositary Receipt

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.53% Shares Fair Value
Communications — 5.11%
Alphabet, Inc., Class A
(a)
57 $ 7,004
Netflix, Inc.
(a)
9 3,557
10,561
Consumer Discretionary — 12.11%
Amazon.com, Inc.
(a)
57 6,873
Aptiv PLC
(a)
16 1,409
Ford Motor Co. 132 1,584
General Motors Co. 39 1,264
Hilton Worldwide Holdings, Inc. 8 1,089
Home Depot, Inc. (The) 26 7,369
KB Home 65 2,816
NIKE, Inc., Class B 14 1,474
Yum! Brands, Inc. 9 1,158
25,036
Consumer Staples — 2.11%
Costco Wholesale Corp. 4 2,046
General Mills, Inc. 18 1,515
Kimberly-Clark Corp. 6 806
4,367
Energy — 4.72%
ConocoPhillips 21 2,085
Exxon Mobil Corp. 10 1,022
Halliburton Co. 52 1,490
Hess Corp. 20 2,533
Pioneer Natural Resources Co. 8 1,596
Schlumberger Ltd. 24 1,028
9,754
Financials — 9.54%
American Express Co. 24 3,805
Bank of America Corp. 75 2,084
BlackRock, Inc. 6 3,945
Citigroup, Inc. 46 2,039
Goldman Sachs Group, Inc. (The) 12 3,887
JPMorgan Chase & Co. 15 2,036
T. Rowe Price Group, Inc. 18 1,929
19,725
Health Care — 9.67%
Abbott Laboratories 15 1,530
Align Technology, Inc.
(a)
8 2,261
Amgen, Inc. 5 1,103
Biogen, Inc.
(a)
6 1,778
DexCom, Inc.
(a)
11 1,290
IDEXX Laboratories, Inc.
(a)
3 1,394
Intuitive Surgical, Inc.
(a)
15 4,619
Johnson & Johnson 5 775

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.53% - continued Shares Fair Value
Health Care — 9.67% - continued
Medtronic PLC 16 $ 1,324
Merck & Co., Inc. 21 2,320
Pfizer, Inc. 20 760
ResMed, Inc. 4 843
Viatris, Inc. 1 9
20,006
Industrials — 9.12%
3M Co. 7 653
Caterpillar, Inc. 13 2,675
Cummins, Inc. 8 1,635
Eaton Corp. PLC 13 2,286
Emerson Electric Co. 20 1,554
HEICO Corp. 10 1,546
Norfolk Southern Corp. 6 1,249
Otis Worldwide Corp. 22 1,749
Rockwell Automation, Inc. 12 3,344
United Parcel Service, Inc., Class B 13 2,171
18,862
Materials — 1.98%
Nucor Corp. 31 4,094
Real Estate — 0.72%
Prologis, Inc. 12 1,495
Technology — 46.45%
Adobe, Inc.
(a)
10 4,178
Advanced Micro Devices, Inc.
(a)
81 9,575
Apple, Inc. 95 16,839
Autodesk, Inc.
(a)
10 1,994
Cisco Systems, Inc. 38 1,887
Intel Corp. 41 1,289
Marvell Technology, Inc. 82 4,796
Microsoft Corp. 42 13,793
MSCI, Inc. 11 5,175
NVIDIA Corp. 42 15,890
Oracle Corp. 28 2,966
PayPal Holdings, Inc.
(a)
36 2,232
QUALCOMM, Inc. 17 1,928
salesforce.com, Inc.
(a)
32 7,148
Texas Instruments, Inc. 15 2,608
Visa, Inc., Class A 17 3,758
96,056
Total Common Stocks  (Cost $164,702) 209,956
MONEY MARKET FUNDS — 6.79%
First American Government Obligations Fund, Class X, 4.97%
(b)
14,049 14,049

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.53% - continued Shares Fair Value
MONEY MARKET FUNDS — 6.79% - continued
Total Money Market Funds (Cost $14,049) $ 14,049
Total Investments — 108.32% (Cost $178,751) 224,005
Liabilities in Excess of Other Assets — (8.32)% (17,205)
NET ASSETS — 100.00% $ 206,800
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.98% Shares Fair Value
Communications — 0.47%
8X8, Inc.
(a)
199 $ 812
Consumer Discretionary — 19.64%
Abercrombie & Fitch Co., Class A
(a)
56 1,738
Builders FirstSource, Inc.
(a)
65 7,537
Freshpet, Inc.
(a)
44 2,629
Gap, Inc. (The) 95 762
Goodyear Tire & Rubber Co. (The)
(a)
69 947
Hibbett, Inc. 19 684
M.D.C. Holdings, Inc. 38 1,531
M/I Homes, Inc.
(a)
39 2,756
National Vision Holdings, Inc.
(a)
34 859
Papa John's International, Inc. 32 2,245
Pool Corp. 5 1,581
Revolve Group, Inc.
(a)
96 1,461
Shake Shack, Inc., Class A
(a)
32 2,117
Six Flags Entertainment Corp.
(a)
68 1,737
Taylor Morrison Home Corp.
(a)
36 1,527
Thor Industries, Inc. 11 861
Upbound Group, Inc. 31 927
Urban Outfitters, Inc.
(a)
40 1,233
Wolverine World Wide, Inc. 69 923
34,055
Consumer Staples — 0.97%
Boston Beer Co., Inc. (The), Class A
(a)
5 1,688
Energy — 4.21%
ChampionX Corp. 136 3,435
Helmerich & Payne, Inc. 12 371
Oceaneering International, Inc.
(a)
99 1,516
Ovintiv, Inc. 60 1,984
7,306
Financials — 10.30%
Cadence Bank 71 1,275
Columbia Banking System, Inc. 43 861
Evercore Partners, Inc., Class A 21 2,267
First Merchants Corp. 56 1,482
Home BancShares, Inc. 39 837
Independent Bank Corp. 23 1,015
Moelis & Co., Class A 44 1,666
Old National Bancorp 58 720
Piper Sandler Companies 20 2,548
South State Corp. 11 688
Stifel Financial Corp. 29 1,611
Victory Capital Holdings, Inc. 44 1,363
Virtus Investment Partners, Inc. 8 1,526
17,859

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.98% - continued Shares Fair Value
Health Care — 22.57%
Agios Pharmaceuticals, Inc.
(a)
45 $ 1,138
Align Technology, Inc.
(a)
8 2,261
Alkermes PLC
(a)
14 405
Anika Therapeutics
(a)
75 2,032
Avid Bioservices, Inc.
(a)
47 726
BioCryst Pharmaceuticals, Inc.
(a)
74 612
Charles River Laboratories International, Inc.
(a)
5 967
CONMED Corp. 57 6,914
Exact Sciences Corp.
(a)
29 2,366
Haemonetics Corp.
(a)
26 2,200
Halozyme Therapeutics, Inc.
(a)
17 551
ImmunoGen, Inc.
(a)
231 3,151
Ironwood Pharmaceuticals, Inc.
(a)
85 925
Ligand Pharmaceuticals, Inc., Class B
(a)
13 911
Medpace Holdings, Inc.
(a)
11 2,277
Myriad Genetics, Inc.
(a)
55 1,213
NanoString Technologies, Inc.
(a)
73 430
Neurocrine Biosciences Inc.
(a)
6 537
OmniAb, Inc. - Earnout Shares
(a)
4 —
OmniAb, Inc. - Earnout Shares
(a)
4 —
PTC Therapeutics, Inc.
(a)
37 1,553
Shockwave Medical, Inc.
(a)
5 1,375
Twist Bioscience Corp.
(a)
29 439
Vericel Corp.
(a)
38 1,221
WillScot Mobile Mini Holdings Corp.
(a)
114 4,911
39,115
Industrials — 14.57%
Advanced Energy Industries, Inc. 49 4,809
Alarm.com Holdings, Inc.
(a)
36 1,808
Cactus, Inc., Class A 87 2,748
Casella Waste Systems, Inc., Class A
(a)
34 3,065
Chart Industries, Inc.
(a)
20 2,195
Columbus McKinnon Corp. 67 2,444
H&E Equipment Services, Inc. 55 1,978
HEICO Corp. 6 927
Lincoln Electric Holdings, Inc. 14 2,375
Mercury Systems, Inc.
(a)
32 1,299
Montrose Environmental Group Inc.
(a)
46 1,614
25,262
Materials — 4.77%
Alcoa Corp. 56 1,776
Cleveland-Cliffs, Inc.
(a)
100 1,388
Steel Dynamics, Inc. 17 1,562
UFP Industries, Inc. 26 2,031
Worthington Industries, Inc. 27 1,516
8,273

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 101.98% - continued Shares Fair Value
Real Estate — 0.85%
Macerich Co. (The) 153 $ 1,475
Technology — 23.63%
Allscripts Healthcare Solutions, Inc.
(a)
275 3,239
Alteryx, Inc., Class A
(a)
44 1,713
Amkor Technology, Inc. 46 1,140
Azenta, Inc.
(a)
27 1,168
Box, Inc., Class A
(a)
34 958
Cerence, Inc.
(a)
32 913
Ceridian HCM Holding, Inc.
(a)
16 990
Diodes, Inc.
(a)
64 5,749
Donnelley Financial Solutions, Inc.
(a)
38 1,685
Dropbox, Inc., Class A
(a)
38 875
Five9, Inc.
(a)
8 529
Knowles Corp.
(a)
112 2,014
LivePerson, Inc.
(a)
74 272
Manhattan Associates, Inc.
(a)
8 1,451
Omnicell, Inc.
(a)
22 1,615
Paycom Software, Inc. 6 1,681
Paylocity Holdings Corp.
(a)
29 5,009
Pegasystems, Inc. 14 677
Power Integrations, Inc. 14 1,210
Qualys, Inc.
(a)
6 758
Silicon Laboratories, Inc.
(a)
7 985
SPS Commerce, Inc.
(a)
7 1,091
Synaptics, Inc.
(a)
15 1,290
Tenable Holdings, Inc.
(a)
14 574
Ultra Clean Holdings, Inc.
(a)
37 1,268
Vicor Corp.
(a)
38 2,103
40,957
Total Common Stocks  (Cost $173,203) 176,802
MONEY MARKET FUNDS — 8.05%
First American Government Obligations Fund, Class X, 4.97%
(b)
13,961 13,961
Total Money Market Funds (Cost $13,961) 13,961
Total Investments — 110.03% (Cost $187,164) 190,763
Liabilities in Excess of Other Assets — (10.03)% (17,396)
NET ASSETS — 100.00% $ 173,367
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% Shares Fair Value
Argentina — 1.20%
Consumer Discretionary — 1.20%
MercadoLibre, Inc.
(a)
2 $ 2,478
Total   Argentina 2,478
Australia — 0.72%
Energy — 0.04%
Woodside Energy Group Ltd. 4 89
Materials — 0.68%
BHP Group Ltd. 26 710
Rio Tinto Ltd. 10 696
1,406
Total   Australia 1,495
Brazil — 0.23%
Materials — 0.23%
Vale SA - ADR 38 482
Total   Brazil 482
Canada — 1.92%
Industrials — 0.74%
Canadian Pacific Kansas City Ltd.
(a)
20 1,524
Materials — 1.18%
Hudbay Minerals, Inc. 232 993
Lundin Mining Corp. 208 1,454
2,447
Total   Canada 3,971
China — 0.69%
Communications — 0.46%
Tencent Holdings Ltd. - ADR 24 949
Consumer Discretionary — 0.23%
Alibaba Group Holding Ltd. - ADR
(a)
6 477
Total   China 1,426
France — 3.52%
Consumer Discretionary — 0.90%
Kering SA - ADR 35 1,868
Energy — 0.71%
TotalEnergies SE 26 1,475
Financials — 0.64%
BNP Paribas SA 23 1,328
Health Care — 0.44%
Sanofi 9 913

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% - continued Shares Fair Value
France — 3.52% - continued
Technology — 0.83%
Dassault Systems SE 39 $ 1,713
Total   France 7,297
Germany — 4.24%
Consumer Discretionary — 2.27%
adidas AG 12 1,943
Mercedes-Benz Group AG 28 2,088
Sixt SE 6 657
4,688
Industrials — 1.97%
MTU Aero Engines AG 8 1,845
Siemens AG 13 2,130
Siemens Energy AG
(a)
4 101
4,076
Total   Germany 8,764
Hong Kong — 0.34%
Health Care — 0.34%
Sino Biopharmaceutical Ltd. - ADR 75 694
Total   Hong Kong 694
India — 0.50%
Technology — 0.50%
Infosys Ltd. - ADR 65 1,037
Total   India 1,037
Italy — 0.91%
Energy — 0.48%
Eni SpA 75 998
Financials — 0.43%
Intesa Sanpaolo SpA 390 898
Total   Italy 1,896
Japan — 3.23%
Industrials — 3.23%
Daifuku Co. Ltd. - ADR 85 857
FANUC Corp. - ADR 99 1,688
SMC Corp. - ADR 98 2,621
Yaskawa Electric Corp. - ADR 18 1,507
6,673
Total   Japan 6,673
Korea (Republic of) — 2.33%
Financials — 0.37%
KB Financial Group, Inc. 21 763

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% - continued Shares Fair Value
Korea (Republic of) — 2.33% - continued
Technology — 1.96%
Samsung Electronics Co. Ltd. - GDR 3 $ 4,047
Total   Korea (Republic of) 4,810
Netherlands — 3.33%
Financials — 0.55%
ING Groep NV 93 1,144
Technology — 2.78%
ASML Holding NV 8 5,741
Total   Netherlands 6,885
Spain — 0.76%
Financials — 0.76%
Banco Bilbao Vizcaya Argentaria SA 142 929
Banco Santander SA 198 644
1,573
Total   Spain 1,573
Switzerland — 0.60%
Health Care — 0.60%
Novartis AG 13 1,244
Total   Switzerland 1,244
Taiwan Province of China — 3.24%
Technology — 3.24%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 68 6,704
Total   Taiwan Province of China 6,704
United Kingdom — 2.28%
Consumer Staples — 0.08%
Haleon PLC 44 174
Energy — 1.36%
BP PLC 248 1,398
Shell PLC 50 1,399
2,797
Health Care — 0.84%
AstraZeneca PLC 8 1,160
GSK PLC 35 586
1,746
Total   United Kingdom 4,717
United States — 69.05%
Communications — 5.92%
Alphabet, Inc., Class A
(a)
53 6,511
Meta Platforms, Inc., Class A
(a)
11 2,912
Netflix, Inc.
(a)
3 1,186
Uber Technologies, Inc.
(a)
29 1,100

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% - continued Shares Fair Value
United States — 69.05% - continued
Communications — 5.92% - continued
Walt Disney Co. (The)
(a)
6 $ 528
12,237
Consumer Discretionary — 7.90%
Amazon.com, Inc.
(a)
40 4,823
Autoliv, Inc. 19 1,549
Capri Holding Ltd.
(a)
37 1,299
General Motors Co. 47 1,523
Home Depot, Inc. (The) 8 2,268
Starbucks Corp. 13 1,269
Toll Brothers, Inc. 27 1,828
Wynn Resorts Ltd. 18 1,777
16,336
Consumer Staples — 3.81%
Costco Wholesale Corp. 6 3,070
Procter & Gamble Co. (The) 13 1,853
Target Corp. 8 1,047
Walmart, Inc. 13 1,909
7,879
Energy — 2.58%
Chevron Corp. 11 1,658
Exxon Mobil Corp. 12 1,226
Marathon Oil Corp. 45 997
Schlumberger Ltd. 34 1,456
5,337
Financials — 7.50%
American Express Co. 13 2,061
Bank of America Corp. 25 695
BlackRock, Inc. 4 2,630
Citigroup, Inc. 37 1,640
Goldman Sachs Group, Inc. (The) 5 1,620
Invesco Ltd. 52 748
Jefferies Financial Group, Inc. 25 752
JPMorgan Chase & Co. 14 1,899
Morgan Stanley 29 2,370
T. Rowe Price Group, Inc. 10 1,072
15,487
Health Care — 8.71%
Abbott Laboratories 9 918
Align Technology, Inc.
(a)
7 1,979
Danaher Corp. 5 1,148
Edwards LifeSciences Corp.
(a)
9 758
Eli Lilly & Co. 8 3,435
Exact Sciences Corp.
(a)
14 1,142
Intuitive Surgical, Inc.
(a)
9 2,771
Merck & Co., Inc. 13 1,435

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% - continued Shares Fair Value
United States — 69.05% - continued
Health Care — 8.71% - continued
PTC Therapeutics, Inc.
(a)
15 $ 630
Sarepta Therapeutics, Inc.
(a)
5 618
Stryker Corp. 6 1,653
Thermo Fisher Scientific, Inc. 3 1,525
18,012
Industrials — 6.71%
A.O. Smith Corp. 23 1,471
AeroVironment, Inc.
(a)
17 1,588
Boeing Co. (The)
(a)
10 2,057
Carrier Global Corp. 6 245
Cummins, Inc. 8 1,635
Deere & Co. 4 1,384
IDEX Corp. 7 1,394
Lennox International, Inc. 7 1,928
Otis Worldwide Corp. 3 239
Raytheon Technologies Corp. 6 553
Rockwell Automation, Inc. 5 1,393
13,887
Materials — 0.95%
Cleveland-Cliffs, Inc.
(a)
69 958
Materion Corp. 10 1,003
1,961
Technology — 24.97%
Adobe, Inc.
(a)
5 2,089
Advanced Micro Devices, Inc.
(a)
29 3,428
Apple, Inc. 55 9,749
Autodesk, Inc.
(a)
6 1,196
Intuit, Inc. 2 838
MasterCard, Inc., Class A 5 1,825
Microsoft Corp. 27 8,867
NVIDIA Corp. 35 13,242
Oracle Corp. 22 2,331
Paycom Software, Inc. 7 1,961
PayPal Holdings, Inc.
(a)
13 806
salesforce.com, Inc.
(a)
9 2,010
ServiceNow, Inc.
(a)
2 1,090
Visa, Inc., Class A 10 2,211
51,643
Total   United States 142,779
Total Common Stocks— 99.09% (Cost $160,925) 204,925

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.09% - continued Shares Fair Value
United States — 69.05% - continued
MONEY MARKET FUNDS - 0.78%
First American Government Obligations Fund, Class X, 4.97%
(b)
1,609 $ 1,609
Total Money Market Funds (Cost $1,609) 1,609
Total Investments — 99.87% (Cost $162,534) 206,534
Other Assets in Excess of Liabilities — 0.13% 259
NET ASSETS — 100.00% $ 206,793
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.39% Shares Fair Value
Argentina — 1.19%
Consumer Discretionary — 1.19%
MercadoLibre, Inc.
(a)
2 $ 2,478
Total   Argentina 2,478
Australia — 0.73%
Materials — 0.73%
Rio Tinto Ltd. 22 1,531
Total   Australia 1,531
Canada — 1.38%
Industrials — 0.73%
Canadian Pacific Kansas City Ltd.
(a)
20 1,524
Materials — 0.65%
Hudbay Minerals Inc. 158 676
Lundin Mining Corp. 100 699
1,375
Total   Canada 2,899
China — 0.59%
Communications — 0.36%
Tencent Holdings Ltd. - ADR 19 751
Consumer Discretionary — 0.23%
Alibaba Group Holding Ltd. - ADR
(a)
6 477
Total   China 1,228
Colombia — 0.50%
Energy — 0.50%
Ecopetrol SA - ADR 116 1,053
Total   Colombia 1,053
Denmark — 1.16%
Energy — 1.16%
Vestas Wind Systems A/S
(a)
85 2,419
Total   Denmark 2,419
France — 2.91%
Consumer Discretionary — 0.84%
Kering SA - ADR 33 1,762
Financials — 0.64%
BNP Paribas SA 23 1,328
Health Care — 0.53%
Sanofi 11 1,115

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.39% - continued Shares Fair Value
France — 2.91% - continued
Technology — 0.90%
Dassault Systems SE 43 $ 1,889
Total   France 6,094
Germany — 3.19%
Consumer Discretionary — 2.28%
adidas AG 13 2,104
Mercedes-Benz Group AG 27 2,013
Sixt SE 6 657
4,774
Industrials — 0.91%
Siemens AG 11 1,803
Siemens Energy AG
(a)
4 101
1,904
Total   Germany 6,678
Hong Kong — 0.34%
Health Care — 0.34%
Sino Biopharmaceutical Ltd. - ADR 76 703
Total   Hong Kong 703
India — 0.36%
Technology — 0.36%
Infosys Ltd. - ADR 47 750
Total   India 750
Italy — 1.20%
Energy — 0.78%
Eni SpA 123 1,637
Financials — 0.42%
Intesa Sanpaolo SpA 380 875
Total   Italy 2,512
Japan — 2.14%
Industrials — 2.14%
Daifuku Co. Ltd. - ADR 64 645
FANUC Corp. - ADR 92 1,569
Yaskawa Electric Corp. - ADR 27 2,260
4,474
Total   Japan 4,474
Korea (Republic of) — 1.69%
Financials — 0.40%
KB Financial Group, Inc. 23 835

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.39% - continued Shares Fair Value
Korea (Republic of) — 1.69% - continued
Technology — 1.29%
Samsung Electronics Co. Ltd. - GDR 2 $ 2,698
Total   Korea (Republic of) 3,533
Netherlands — 2.75%
Technology — 2.75%
ASML Holding NV 8 5,741
Total   Netherlands 5,741
Spain — 0.75%
Financials — 0.75%
Banco Bilbao Vizcaya Argentaria SA 137 896
Banco Santander SA 208 677
1,573
Total   Spain 1,573
Switzerland — 0.72%
Industrials — 0.72%
ABB Ltd. 41 1,497
Total   Switzerland 1,497
Taiwan Province of China — 3.16%
Technology — 3.16%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 67 6,606
Total   Taiwan Province of China 6,606
United Kingdom — 3.45%
Consumer Staples — 0.62%
Unilever PLC 26 1,300
Energy — 1.29%
BP PLC 479 2,700
Health Care — 0.69%
AstraZeneca PLC 10 1,450
Materials — 0.85%
Antofagasta PLC 105 1,746
Total   United Kingdom 7,196
United States — 71.18%
Communications — 4.36%
Alphabet, Inc., Class A
(a)
49 6,021
Netflix, Inc.
(a)
4 1,581
Uber Technologies, Inc.
(a)
26 986
Walt Disney Co. (The)
(a)
6 528
9,116
Consumer Discretionary — 7.84%
Amazon.com, Inc.
(a)
39 4,702

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.39% - continued Shares Fair Value
United States — 71.18% - continued
Consumer Discretionary — 7.84% - continued
Autoliv, Inc. 21 $ 1,712
Capri Holding Ltd.
(a)
36 1,264
General Motors Co. 58 1,880
Home Depot, Inc. (The) 8 2,268
Marriott International, Inc., Class A 12 2,013
NIKE, Inc., Class B 8 842
Toll Brothers, Inc. 25 1,693
16,374
Consumer Staples — 4.06%
Costco Wholesale Corp. 5 2,559
PepsiCo, Inc. 11 2,006
Procter & Gamble Co. (The) 14 1,995
Target Corp. 9 1,178
Walmart, Inc. 5 734
8,472
Energy — 2.49%
Exxon Mobil Corp. 34 3,475
Schlumberger Ltd. 40 1,713
5,188
Financials — 8.66%
American Express Co. 14 2,220
Bank of America Corp. 68 1,890
BlackRock, Inc. 4 2,631
Citigroup, Inc. 41 1,817
Goldman Sachs Group, Inc. (The) 5 1,620
Invesco Ltd. 124 1,783
Jefferies Financial Group, Inc. 20 601
JPMorgan Chase & Co. 14 1,899
Morgan Stanley 26 2,126
T. Rowe Price Group, Inc. 14 1,500
18,087
Health Care — 11.09%
Abbott Laboratories 9 918
Align Technology, Inc.
(a)
7 1,979
Danaher Corp. 5 1,148
Edwards LifeSciences Corp.
(a)
9 758
Eli Lilly & Co. 13 5,582
Exact Sciences Corp.
(a)
17 1,387
Intuitive Surgical, Inc.
(a)
9 2,771
Merck & Co., Inc. 19 2,098
PTC Therapeutics, Inc.
(a)
14 588
Sarepta Therapeutics, Inc.
(a)
5 618
Stryker Corp. 6 1,653
Thermo Fisher Scientific, Inc. 4 2,034

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
COMMON STOCKS — 99.39% - continued Shares Fair Value
United States — 71.18% - continued
Health Care — 11.09% - continued
Vertex Pharmaceuticals, Inc.
(a)
5 $ 1,618
23,152
Industrials — 6.31%
A.O. Smith Corp. 29 1,854
Cummins, Inc. 10 2,044
Deere & Co. 5 1,730
HEICO Corp. 12 1,855
Lennox International, Inc. 9 2,480
Rockwell Automation, Inc. 9 2,507
Xylem, Inc. 7 701
13,171
Materials — 0.52%
Cleveland-Cliffs, Inc.
(a)
78 1,083
Technology — 25.85%
Adobe, Inc.
(a)
5 2,089
Advanced Micro Devices, Inc.
(a)
31 3,665
Apple, Inc. 53 9,394
Autodesk, Inc.
(a)
7 1,396
Intuit, Inc. 2 838
MasterCard, Inc., Class A 7 2,555
Microsoft Corp. 28 9,194
NVIDIA Corp. 37 13,998
Oracle Corp. 21 2,225
Paycom Software, Inc. 6 1,681
PayPal Holdings, Inc.
(a)
12 744
salesforce.com, Inc.
(a)
8 1,787
ServiceNow, Inc.
(a)
2 1,090
Visa, Inc., Class A 15 3,316
53,972
Total   United States 148,615
Total Common Stocks— 99.39% (Cost $161,019) 207,580
MONEY MARKET FUNDS - 0.90%
First American Government Obligations Fund, Class X, 4.97%
(b)
1,885 1,885
Total Money Market Funds (Cost $1,885) 1,885
Total Investments — 100.29% (Cost $162,904) 209,465
Liabilities in Excess of Other Assets — (0.29)% (610)
NET ASSETS — 100.00% $ 208,855
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.
ADR - American Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
May 31, 2023 (Unaudited)
CORPORATE BONDS — 29.92%
Principal
Amount Fair Value
Communications — 3.38%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 95,248
Consumer Staples — 3.85%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 108,291
Financials — 6.83%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 94,694
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,731
192,425
Health Care — 2.53%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 71,228
Industrials — 2.83%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 79,601
Real Estate — 4.21%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 150,000 118,529
Technology — 6.29%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 83,831
Oracle Corp., 3.25%, 11/15/2027 100,000 93,362
177,193
Total Corporate Bonds (Cost $971,057) 842,515
U.S. GOVERNMENT & AGENCIES — 35.30%
Principal
Amount Fair Value
United States Treasury Note, 1.50% , 9/30/2024 109,700 104,988
United States Treasury Note, 1.50% , 2/15/2025 254,000 241,216
United States Treasury Note, 2.63% , 2/15/2029 301,100 283,410
United States Treasury Note, 4.50% , 2/15/2036 334,000 364,798
Total U.S. Government & Agencies (Cost $1,110,563) 994,412
EXCHANGE-TRADED FUNDS — 31.98% Shares Fair Value
iShares Broad USD High Yield Corporate Bond ETF 11,815 411,871
iShares MBS ETF 5,201 488,790
Total Exchange-Traded Funds (Cost $986,641) 900,661
MONEY MARKET FUNDS - 2.19%
First American Government Obligations Fund, Class X, 4.97%
(a)
61,642 61,642
Total Money Market Funds (Cost $61,642) 61,642
Total Investments — 99.39% (Cost $3,129,903) 2,799,230
Other Assets in Excess of Liabilities — 0.61% 17,064
NET ASSETS — 100.00% $ 2,816,294
(a) Rate disclosed is the seven day effective yield as of May 31, 2023.

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
May 31, 2023 (Unaudited)
CORPORATE BONDS — 29.40%
Principal
Amount Fair Value
Communications — 3.40%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 95,248
Consumer Staples — 3.87%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 108,291
Financials — 6.88%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 94,694
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,731
192,425
Health Care — 2.55%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 71,228
Industrials — 2.84%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 79,601
Real Estate — 3.53%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 125,000 98,774
Technology — 6.33%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 83,831
Oracle Corp., 3.25%, 11/15/2027 100,000 93,362
177,193
Total Corporate Bonds (Cost $950,745) 822,760
U.S. GOVERNMENT & AGENCIES — 35.34%
Principal
Amount Fair Value
United States Treasury Note, 1.50% , 9/30/2024 109,900 105,180
United States Treasury Note, 1.50% , 2/15/2025 261,000 247,863
United States Treasury Note, 2.63% , 2/15/2029 286,700 269,856
United States Treasury Note, 4.50% , 2/15/2036 335,000 365,890
Total U.S. Government & Agencies (Cost $1,103,174) 988,789
EXCHANGE-TRADED FUNDS — 32.49% Shares Fair Value
iShares MBS ETF 5,156 484,561
Nuveen ESG High Yield Corporate Bond ETF 20,911 424,702
Total Exchange-Traded Funds (Cost $1,006,044) 909,263
MONEY MARKET FUNDS - 2.17%
First American Government Obligations Fund, Class X, 4.97%
(a)
60,672 60,672
Total Money Market Funds (Cost $60,672) 60,672
Total Investments — 99.40% (Cost $3,120,635) 2,781,484
Other Assets in Excess of Liabilities — 0.60% 16,716
NET ASSETS — 100.00% $ 2,798,200
(a) Rate disclosed is the seven day effective yield as of May 31, 2023.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2023 (Unaudited)

Tactical Multi-Purpose Fund
Schedule of Investments
May 31, 2023 (Unaudited)
MONEY MARKET FUNDS - 146.87% Shares Fair Value
First American Government Obligations Fund, Class X, 4.97%
(a)
36,709 $ 36,709
Total Money Market Funds (Cost $36,709) 36,709
Total Investments — 146.87% (Cost $36,709) 36,709
Liabilities in Excess of Other Assets — (46.87)% (11,714)
NET ASSETS — 100.00% $ 24,995
(a) Rate disclosed is the seven day effective yield as of May 31, 2023.